Debt and Credit Facilities - Short-term Debt (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of borrowing costs [Abstract]
Commercial paper	$ 200,000,000	$ 200,000,000
Commercial paper, maximum authorized amount	$ 1,000,000,000
Commercial paper
Disclosure of detailed information about borrowings [line items]
Interest rate, weighted average	2.20%	1.40%